Capitalized Cost from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2024
Capitalized Cost from Contracts with Customers
Schedule of Capitalized Cost from Contracts with Customers

€ millions	2024			2023
	Current	Non-Current	Total	Current	Non-Current	Total
Capitalized cost of obtaining customer contracts	1,086	3,221	4,307	1,046	2,918	3,964
Capitalized cost to fulfill customer contracts	264	272	536	199	236	436
Capitalized contract cost	1,350	3,492	4,843	1,246	3,154	4,400
/ Other non-financial assets	2,682	3,990	6,672	2,374	3,573	5,947
Capitalized contract cost as % of / Other non-financial assets	50	88	73	52	88	74

Schedule of Amortization Expense

€ millions	2024	2023
Capitalized cost of obtaining customer contracts	1,107	1,000
Capitalized cost to fulfill customer contracts	418	327